GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2017	2018
	RMB	RMB
Balance at beginning of year	217,394	1,021,454
Acquisition of Lagou	804,060	14,670
Balance at end of year	1,021,454	1,036,124